Note 3 - Discontinued Operations - Discontinued Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Cash	$ 582,971		$ 793,040	$ 2,406
Prepaid and other current assets	296,081		256,251	18,776
TOTAL CURRENT ASSETS	3,127,809		3,543,855	7,000,880
Property and equipment, net	21,895		25,022	37,821
Intangible assets, net	1,797,920		1,706,762	1,128,702
TOTAL ASSETS	10,330,629		10,806,054	14,352,868
Accounts payable	1,463,806		1,412,459	1,913,049
Accrued interest	521,145		493,741	366,865
Accrued expenses	1,031,003		957,946	813,618
Notes payable, net			3,594,804	5,054,728
Indebtedness to related parties	84,913		84,913	586,512
Income tax payable			761,509	592,982
TOTAL CURRENT LIABILITIES	8,707,840		8,598,448	10,885,757
Convertible notes payable	305,877		292,410	0
TOTAL LIABILITIES	12,361,080		12,279,982	14,441,362
Sales revenue	0	$ 0	0	0
Cost of goods sold	0	0	0	0
Gross profit	0	0	0	0
General and administrative expenses	493,405	515,253	2,001,617	5,741,514
Interest expense	(65,254)	(662,370)	(1,285,460)	(1,109,031)
Debt default penalty	0	(286,059)	(286,059)	0
Other expense	0	11,182	0	179,368
Total other expense	(65,254)	(959,611)	(1,331,233)	992,455
Income tax expense	0	0	0	0
NET LOSS	(73,758)	(371,836)	(392,177)	(8,362,626)
Continuing Operations [Member]
Cash	582,971		793,040	2,406
Accounts receivable, net	0		0	0
Inventory, net	0		0	0
Prepaid and other current assets	296,081		256,251	18,776
TOTAL CURRENT ASSETS	879,052		1,049,291	5,245,605
Property and equipment, net	21,895		25,022	37,821
Intangible assets, net	1,797,920		1,706,762	1,128,702
Deposits and other noncurrent assets	0		0	0
TOTAL ASSETS	2,698,867		2,781,075	6,412,128
Accounts payable	1,463,806		1,412,459	1,913,049
Accrued interest	521,145		493,741	366,865
Accrued expenses	1,031,003		957,946	813,618
Notes payable, net	3,619,186		3,594,804	5,054,728
Indebtedness to related parties	84,913		84,913	586,512
Income tax payable	0		0	0
Finance lease obligations, current	0		0	0
TOTAL CURRENT LIABILITIES	6,720,053		6,543,863	8,886,695
Convertible notes payable	305,877		292,410	0
Finance lease obligations, long term	0		0	0
TOTAL LIABILITIES	7,025,930		6,836,273	8,886,695
Sales revenue	0	0	0	0
Cost of goods sold	0	0	0	0
Gross profit	0	0	0	0
General and administrative expenses	493,405	515,253	2,001,617	5,741,514
INCOME/(LOSS) FROM OPERATIONS	(493,405)	(515,253)	(2,001,617)	(5,741,514)
Interest expense	(65,254)	(662,370)	(1,285,460)	(1,109,031)
Debt default penalty	0	(286,059)	(286,059)	0
Other expense	0	(11,182)
Total other expense	(65,254)	(959,611)	(1,331,233)	992,455
LOSS BEFORE INCOME TAXES	(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Income tax expense	0	0	0	0
NET LOSS	(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Discontinued Operations [Member]
Cash	112,696		352,593	149,360
Accounts receivable, net	643,594		400,175	117,967
Inventory, net	1,462,009		1,689,304	1,445,839
Prepaid and other current assets	30,458		52,492	42,109
TOTAL CURRENT ASSETS	2,248,757		2,494,564	1,755,275
Property and equipment, net	4,736,272		4,876,247	5,496,012
Intangible assets, net	571,264		571,264	571,264
Deposits and other noncurrent assets	75,469		82,904	91,504
TOTAL ASSETS	7,631,762		8,024,979	7,940,740
Accounts payable	385,320		509,477	646,865
Accrued interest	49,211		49,211	30,787
Accrued expenses	122,714		105,421	74,394
Notes payable, net	485,000		485,000	480,000
Indebtedness to related parties	0		0	0
Income tax payable	793,292		761,509	592,982
Finance lease obligations, current	152,250		143,967	166,769
TOTAL CURRENT LIABILITIES	1,987,787		2,054,585	1,999,062
Convertible notes payable	0		0	0
Finance lease obligations, long term	3,347,363		3,389,124	3,533,090
TOTAL LIABILITIES	5,335,150		5,443,709	5,554,667
Sales revenue	1,342,586	551,197	4,110,456	3,689,697
Cost of goods sold	(1,219,041)	(491,795)	(3,506,722)	(4,576,627)
Gross profit	123,545	59,402	603,734	(886,930)
General and administrative expenses	84,078	289,455	276,986	2,034,612
INCOME/(LOSS) FROM OPERATIONS	39,467	(230,053)	326,748	(7,566,596)
Interest expense	(102,331)	(132,943)	(486,481)	(694,313)
Debt default penalty	0	0	0	0
Other expense	20,889	0
Total other expense	(81,442)	(132,943)	(550,398)	(709,193)
LOSS BEFORE INCOME TAXES	(41,975)	(362,996)	(223,650)	(8,275,789)
Income tax expense	(31,783)	(8,840)	(168,527)	(86,837)
NET LOSS	(73,758)	(371,836)	(392,177)	(8,362,626)
Segment, Continuing and Discontinued Operations [Member]
Cash	695,667		1,145,633	151,766
Accounts receivable, net	643,594		400,175	117,967
Inventory, net	1,462,009		1,689,304	1,445,839
Prepaid and other current assets	326,539		308,743	60,885
TOTAL CURRENT ASSETS	3,127,809		3,543,855	7,000,880
Property and equipment, net	4,758,167		4,901,269	5,533,833
Intangible assets, net	2,369,184		2,278,026	1,699,966
Deposits and other noncurrent assets	75,469		82,904	91,504
TOTAL ASSETS	10,330,629		10,806,054	14,352,868
Accounts payable	1,849,126		1,921,936	2,559,914
Accrued interest	570,356		542,952	397,652
Accrued expenses	1,153,717		1,063,367	888,012
Notes payable, net	4,104,186		4,079,804	5,534,728
Indebtedness to related parties	84,913		84,913	586,512
Income tax payable	793,292		761,509	592,982
Finance lease obligations, current	152,250		143,967	166,769
TOTAL CURRENT LIABILITIES	8,707,840		8,598,448	10,885,757
Convertible notes payable	305,877		292,410	0
Finance lease obligations, long term	3,347,363		3,389,124	3,533,090
TOTAL LIABILITIES	12,361,080		12,279,982	14,441,362
Sales revenue	1,342,586	551,197	4,110,456	3,689,697
Cost of goods sold	(1,219,041)	(491,795)	(3,506,722)	(4,576,627)
Gross profit	123,545	59,402	603,734	(886,930)
General and administrative expenses	577,483	804,708	2,278,603	7,776,126
INCOME/(LOSS) FROM OPERATIONS	(453,938)	(745,306)	(1,674,869)	(13,308,110)
Interest expense	(167,585)	(795,313)	(1,771,941)	(1,803,344)
Debt default penalty	0	(286,059)	(286,059)	0
Other expense	20,889	(11,182)
Total other expense	(146,696)	(1,092,554)	(1,881,631)	283,262
LOSS BEFORE INCOME TAXES	(600,634)	(1,837,860)	(3,556,500)	(13,024,848)
Income tax expense	(31,783)	(8,840)	(168,527)	(86,837)
NET LOSS	$ (632,417)	$ (1,846,700)	$ (3,725,027)	$ (13,111,685)